Average Annual Total Returns - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2025
Fidelity Nasdaq Composite Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	29.39%
Past 5 years	17.74%
Past 10 years	16.28%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	29.12%
Past 5 years	17.50%
Past 10 years	15.99%
Fidelity Nasdaq Composite Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.48%
Past 5 years	14.35%
Past 10 years	13.77%
NS004
Average Annual Return:
Past 1 year	29.57%
Past 5 years	17.49%
Past 10 years	16.20%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%